Other assets	12 Months Ended
Dec. 31, 2017
Other assets [Abstract]
Other assets

16. Other assets

The breakdown of the balance of “Other assets” is as follows:

Thousand of reais	2017	2016	2015

Customer relationships (1)	1,679,305	1,197,278	221,478
Prepayments and accrued income	784,456	690,814	1,383,476
Contractual guarantees of former controlling stockholders (Note 24.c.5)	707,130	814,925	789,974
Actuarial asset (Note 23)	198,188	153,661	-
Amounts receivable of covenants	-	-	8
Other receivables (2)	1,209,191	2,247,334	1,407,182
Total	4,578,270	5,104,012	3,802,118

(1) In 2015, the balance shown is net of provision for non-recoverable loss of the asset recorded for the purchase of rights to the provision of payroll services in the amount of R$534,281 recorded in "Impairment losses on other assets (net) - Others". The loss on the rights in the acquisition of payrolls was recorded due to the reduction of the expected return value in the management of payrolls and contracts break history.

(2) Corresponds mainly to receivables from third parties.